Consolidated Balance Sheets	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash	¥ 8,168,373	$ 1,168,062	¥ 12,461,382
Accounts receivable, net	22,484,728	3,215,274	36,533,894
Short-term prepayments	34,566,328	4,942,919	400,083
Short-term investments	4,596,952	657,355	4,526,957
Prepaid expenses and other current assets	14,551,849	2,080,887	16,931,804
Total current assets	85,367,101	12,207,334	72,777,594
Non-current assets:
Right-of-use assets, net	878,649	125,645	1,637,903
Deferred tax assets, net	159,497	22,808	490,538
Property and equipment, net	120,929	17,293	174,211
Intangible assets, net	654,088	93,533	955,974
Educational contents, net	17,920,312	2,562,571
Other non-current assets	178,281	25,494	200,539
Long-term prepayments			25,471,027
Total non-current assets	19,911,756	2,847,344	28,930,192
Total assets	105,278,857	15,054,678	101,707,786
Current liabilities:
Borrowing from a third party	7,000,000	1,000,987	7,000,000
Accounts payable	22,112,683	3,162,072	37,478,660
Contract liabilities	5,174,606	739,959	6,070,210
Salary and welfare payable	1,648,969	235,799	2,044,101
Income taxes payable	7,121,280	1,018,330	7,118,220
Value added tax (“VAT”) and other tax payable	5,760,141	823,689	5,825,167
Other payables	1,383,388	197,822	2,688,594
Lease liabilities, current	785,968	112,392	902,610
Total current liabilities	51,091,632	7,306,007	71,045,040
Non-current liabilities:
Lease liabilities, non-current	48,033	6,869	688,333
Total non-current liabilities	48,033	6,869	688,333
Total liabilities	51,139,665	7,312,876	71,733,373
Commitments and contingencies
Shareholders’ equity
Ordinary Shares value			112,784
Additional paid-in capital	360,478,358	50,524,354	318,979,171
Treasury stock	(1,195)	(150)	(7,664)
Statutory reserves	23,573,981	3,318,034	23,557,710
Accumulated deficit	(341,073,614)	(47,942,780)	(325,318,655)
Accumulated other comprehensive income	4,970,214	957,164	6,261,156
Total Jianzhi Education Technology Group Company Limited’s shareholders’ equity	48,310,653	6,908,332	23,584,502
Noncontrolling interests	5,828,539	833,470	6,389,911
Total shareholders’ equity	54,139,192	7,741,802	29,974,413
Total liabilities and shareholders’ equity	105,278,857	15,054,678	101,707,786
Class A Ordinary Shares
Shareholders’ equity
Ordinary Shares value	323,529	46,231
Class B Ordinary Shares
Shareholders’ equity
Ordinary Shares value	39,380	5,479
Related Party
Current assets:
Amounts due from related parties	998,871	142,837	1,923,474
Current liabilities:
Amounts due to related parties	¥ 104,597	$ 14,957	¥ 1,917,478